INCOME TAXES - Narratives (Details) - JPY (¥) ¥ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 29, 2016	Mar. 31, 2015	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
INCOME TAXES
Combined statutory tax rate (as a percent)			21.00%	35.00%	30.62%	30.62%	33.06%
Change in statutory tax rate					¥ (26,923)		¥ 18,074
Adjustment to deferred tax assets and liabilities					26,923
Fiscal year beginning April 1, 2016
INCOME TAXES
Combined statutory tax rate (as a percent)		32.34%
Fiscal year from April 1, 2016 to March 31, 2018
INCOME TAXES
Combined statutory tax rate (as a percent)	30.86%
Fiscal year beginning April 1, 2018
INCOME TAXES
Combined statutory tax rate (as a percent)	30.62%
Korean subsidiaries
INCOME TAXES
Increase (decrease) in valuation allowance for deferred tax assets							(17,666)
Subsidiaries in Taiwan
INCOME TAXES
Increase (decrease) in valuation allowance for deferred tax assets					25,864	¥ (1,683)
Valuation allowance for deferred tax assets arising from operating loss carryforwards
INCOME TAXES
Increase (decrease) in valuation allowance for deferred tax assets					¥ 177,071	¥ 50,528	¥ 61,670